Short-Term Debts - Additional Information (Details)			3 Months Ended	12 Months Ended
	Apr. 25, 2018 HKD ($)	Mar. 28, 2018 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 28, 2018 CNY (¥)	Mar. 24, 2018 HKD ($)
Short-term Debt [Line Items]
Short-term debt, weighted average interest rate, at point in time			7.14%	7.14%	6.25%
CMBI Finance
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount | $	$ 930,000						$ 890,000
Canaan Creative (HK) Holdings Limited
Short-term Debt [Line Items]
Proceeds from lines of credit | $	$ 921,000	$ 885,000
Debt instrument maturity period		12 months
Line of credit facility, guarantee fee			0.75%
Hangzhou Canaan
Short-term Debt [Line Items]
Cash collateral for borrowed securities			¥ 286,270,000	¥ 286,270,000		¥ 300,000,000
Line of credit facility, guarantee fee				1.00%
CMB HK
Short-term Debt [Line Items]
Debt instrument maturity period	12 months
Borrowings repayments | $	$ 885,000
Debt instrument, additional borrowing amount | $	$ 29,083
CMB HK | Hongkong Interbank Offered Rate
Short-term Debt [Line Items]
Debt instrument interest rate	1.30%
Hangzhou Shuxin Investment LLP
Short-term Debt [Line Items]
Cash collateral for borrowed securities			271,940,000	¥ 271,940,000
Hangzhou Canaan Chaoxin Investment Management LLP
Short-term Debt [Line Items]
Cash collateral for borrowed securities			418,790,000	418,790,000
Short-Term Loan Agreement | Interest Rate Range - 4.35% to 6.09%
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount			500,000,000	500,000,000
Short-Term Loan Agreement | Interest Rate Range - 4.35% to 4.79%
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount					¥ 200,000,000
Short-Term Loan Agreement | Interest Rate Range - 4.35% to 5.22%
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount			¥ 250,000,000	¥ 250,000,000
Short-Term Loan Agreement | Interest Rate 4.35%
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount					¥ 100,000,000
Debt instrument, interest rates					4.35%
Minimum | Canaan Creative (HK) Holdings Limited
Short-term Debt [Line Items]
Credit facility, interest rate		0.50%
Minimum | Short-Term Loan Agreement | Interest Rate Range - 4.35% to 6.09%
Short-term Debt [Line Items]
Debt instrument, interest rates			4.35%	4.35%
Minimum | Short-Term Loan Agreement | Interest Rate Range - 4.35% to 4.79%
Short-term Debt [Line Items]
Debt instrument, interest rates					4.35%
Minimum | Short-Term Loan Agreement | Interest Rate Range - 4.35% to 5.22%
Short-term Debt [Line Items]
Debt instrument, interest rates			4.35%	4.35%
Maximum | Canaan Creative (HK) Holdings Limited
Short-term Debt [Line Items]
Credit facility, interest rate		1.25%
Maximum | Short-Term Loan Agreement | Interest Rate Range - 4.35% to 6.09%
Short-term Debt [Line Items]
Debt instrument, interest rates			6.09%	6.09%
Maximum | Short-Term Loan Agreement | Interest Rate Range - 4.35% to 4.79%
Short-term Debt [Line Items]
Debt instrument, interest rates					4.79%
Maximum | Short-Term Loan Agreement | Interest Rate Range - 4.35% to 5.22%
Short-term Debt [Line Items]
Debt instrument, interest rates			5.22%	5.22%